Additional Financial Information (Consolidated Balance Sheets) (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Additional Financial Information [Line Items]
Customer fulfillment costs (included in Other current assets)		$ 17,704	$ 10,757
Accounts payable	[1]	27,018	24,439
Accrued payroll and commissions		3,379	2,284
Current portion of employee benefit obligation		1,464	1,585
Accrued interest		2,557	2,661
Other		8,766	3,501
Total accounts payable and accrued liabilities		43,184	34,470
Customer Fulfillment Costs [Member]
Additional Financial Information [Line Items]
Customer fulfillment costs (included in Other current assets)		$ 4,090	$ 3,877

[1]	December 31, 2018 and 2017 balances include payables of $1,984 and $927 under our vendor financing program and $1,855 and $39 of other supplier financing, respectively.